Segment and Geographic Information (Details Textual) - Customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment and Geographic Information (Textual)
Number of reportable segments	2
Customers accounting for net revenue	13.20%	14.10%	10.00%
Number of customers accounting for net revenue	1	1	0